Derivatives and Hedging, Offsetting Assets (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Offsetting of Derivative Assets [Line Items]
Gross Amounts Recognized	$ 13,473,380	$ 11,107,003
Gross Amounts Offset in the Statements of Financial Condition	(5,174,129)	(6,357,663)
Net Amounts Presented in the Statement of Financial Condition	8,299,251	4,749,340
Future Contracts [Member]
Offsetting of Derivative Assets [Line Items]
Gross Amounts Recognized	10,656,264	8,424,480
Gross Amounts Offset in the Statements of Financial Condition	(4,814,486)	(4,831,562)
Net Amounts Presented in the Statement of Financial Condition	5,841,778	3,592,918
Forward Contracts [Member]
Offsetting of Derivative Assets [Line Items]
Gross Amounts Recognized	2,817,116	2,682,523
Gross Amounts Offset in the Statements of Financial Condition	(359,643)	(1,526,101)
Net Amounts Presented in the Statement of Financial Condition	$ 2,457,473	$ 1,156,422